Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2017
Convertible redeemable preferred shares
Schedule of rollforward of carrying amounts of Preferred Share

Balance as of January 1, 2015	—
Issuance of Preferred Shares	1,948,080
Change in redemption value	28,775

Balance as of December 31, 2015	1,976,855

Change in redemption value	133,568
Conversion to ordinary shares upon IPO	(2,110,423)

Balance as of December 31, 2016	—